Pensions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Pensions
33	PENSIONS
The Group participates in various employee retirement benefit plans (Note 3(aa)). Expenses incurred by the Group in connection with the retirement benefit plans for the year ended December 31, 2020 amounted to RMB 16,833 (2019: RMB 20,196, 2018: RMB 19,432).